Restricted Net Assets and Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2023
Restricted Net Assets And Parent Company Condensed Financial Information [Abstract]
Restricted Net Assets and Parent Company Only Condensed Financial Information	Restricted net Assets and Parent Company only Condensed Financial Information
The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Company’s subsidiaries in the PRC only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations.
In accordance with the PRC laws and regulations, statutory reserve funds shall be made and can only be used for specific purposes and are not distributable as cash dividends. As a result of these PRC laws and regulations that require annual appropriation of 10% of net after-tax profits to be set aside prior to payment of dividends as statutory surplus fund, unless such reserve fund reaches 50% of the entity’s registered capital, the Group’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company.
The Company performs a test on the restricted net assets of its consolidated subsidiaries (the “Restricted Net Assets”) in accordance with Securities and Exchange Commission Regulation S-X Section 4-08 (e) (3) “General Notes to Financial Statements” and concluded that the condensed financial information for the parent company is required to be presented as of December 31, 2022 and 2023 and for the years ended December 31, 2021, 2022 and 2023.
Furthermore, cash transfers from the Company’s PRC subsidiaries to their parent companies outside of China are subject to PRC government control of currency conversion. Shortages in the availability of foreign currency may restrict the ability of the PRC subsidiaries and consolidated affiliated entities to remit sufficient foreign currency to pay dividends or other payments to the Company, or otherwise satisfy their foreign currency denominated obligations.
(a)Condensed balance sheets

	As of December 31,
(In thousands)	2022	2023
ASSETS
Non-current assets
Interest in a subsidiary	$287,878	$330,947
Financial assets at fair value through other comprehensive income	9,440	—
Total non-current assets	297,318	330,947
Current assets
Cash and cash equivalents	47,972	79,597
Financial assets at fair value through other comprehensive income	73,407	12,646
Other receivables	12,951	12,997
Other current assets	369	356
Total current assets	134,699	105,596
Total assets	$432,017	$436,543
LIABILITIES
Non-current liabilities
Deferred income	$—	$250
Total non-current liabilities	—	250
Current liabilities
Trade payables	—	—
Other payables and accruals	7,330	8,453
Total current liabilities	7,330	8,453
Total liabilities	7,330	8,703
Net assets	424,687	427,840
SHAREHOLDERS’ EQUITY
Share capital	10	10
Share premium	628,661	628,707
Treasury shares	(180)	(180)
Share-based compensation reserves	16,473	19,731
Other reserves	(4,271)	(3,917)
Accumulated losses	(216,006)	(216,511)
Total shareholders’ equity	$424,687	$427,840
(b)Condensed statements of loss

	Year Ended December 31,
(In thousands)	2021	2022	2023
Administrative expenses	$(6,790)	$(6,035)	$(5,112)
Other gain - net	—	248	2,503
Operating loss	(6,790)	(5,787)	(2,609)
Finance (costs)/income - net	—	1,352	2,104
Fair value loss of financial instruments with preferred rights	(103,983)	—	—
Net loss before income tax	(110,773)	(4,435)	(505)
Income tax expense	—	—	—
Net loss for the year	$(110,773)	$(4,435)	$(505)
(c)Condensed statements of cash flows

	Year Ended December 31,
(In thousands)	2021	2022	2023
Net cash used in operating activities	$(4,352)	$(3,437)	$(876)
Net cash (used in)/from investing activities	(104,000)	(178,432)	32,501
Net cash generated from financing activities	202,346	119	—
Net increase/(decrease) in cash and cash equivalents	93,994	(181,750)	31,625
Cash and cash equivalents at the beginning of year	135,728	229,722	47,972
Effects of exchange rate changes on cash and cash equivalents	—	—	—
Cash and cash equivalents at end of year	$229,722	$47,972	$79,597